Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Details [Line Items]
Gross loans receivable	$ 56,113	$ 104,675
Allowance for loan losses	(8,886)	(16,020)	$ (15,409)
Loans receivable, net	47,227	88,655
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	49,161	91,150
Allowance for loan losses	(5,425)	(7,477)
Loans receivable, net	43,736	83,673
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	1,135	2,939
Allowance for loan losses	(772)	(1,784)
Loans receivable, net	363	1,155
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	5,817	10,586
Allowance for loan losses	(2,689)	(6,759)
Loans receivable, net	$ 3,128	$ 3,827
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 47,590	$ 87,910
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 47,590	$ 87,910
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 1,571	$ 3,240
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,571	$ 3,240
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 720	$ 1,650
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 720	$ 1,650
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 415	$ 1,289
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 415	$ 1,289
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 5,817	$ 10,586
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 5,817	$ 10,586